Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2023
Statement [Line Items]
Summary of Income Statement - Discontinued Operations
Income statement – Discontinued operations

	2022	2021
	US$M	US$M
Profit/(loss) after taxation from operating activities	2,496	(225)

Net gain on Petroleum merger with Woodside (after tax)	8,159	–

Profit/(loss) after taxation	10,655	(225)

Attributable to non-controlling interests	–	–
Attributable to BHP shareholders	10,655	(225)

Basic earnings/(loss) per ordinary share (cents)	210.5	(4.5)
Diluted earnings/(loss) per ordinary share (cents)	210.1	(4.5)

Summary of Cash Flows from Discontinued Operations
Cash flows from Discontinued operations

	2022	2021
	US$M	US$M
Net operating cash flows	2,889	1,351
Net investing cash flows 1	(904)	(1,520)
Net financing cash flows 2	(33)	(38)

Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952	(207)

Net cash completion payment on merger of Petroleum with Woodside	(683)	–
Cash and cash equivalents disposed	(399)	–

Total cash impact	870	(207)

1
Includes purchases of property, plant and equipment and capitalised exploration related to drilling and development expenditure of US$1,144 million for FY2022 (2021:US$1,020 million), proceeds from sale of subsidiaries, operations and joint operations, net of cash of US$91 million for FY2022 (2021: investment of US$480 million), proceeds from sale of assets of US$151 million for FY2022 (2021: US$39 million) and other investing outflows of US$2 million for FY2022 (2021: outflow of US$59 million).

2	Represents net repayment of interest bearing liabilities of US$33 million for FY2022 (2021: US$38 million).

Summary of Tabular Form Of Exceptional Items Relating to Discontinued Operations
Exceptional items related to Discontinued operations included within the Group’s profits for the years ended 30 June 2022 and 30 June 2021 are detailed below.

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Net gain on Petroleum merger with Woodside 1	8,167	(8)	8,159

Total	8,167	(8)	8,159

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	8,167	(8)	8,159

1
The tax expense associated with the exceptional item reflects the tax impact of transaction costs and other restructuring related activities undertaken pre-merger. There were no further tax impacts arising on the net gain on merger of our Petroleum business with Woodside as generated tax losses were either offset with capital gains in other entities in the Group, or not recognised on the basis that it is not probable that future capital gains will be available against which the Group can utilise the tax losses.

Year ended 30 June 2021	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Impairment of Potash assets 1	–	(278)	(278)
COVID-19 related costs	(47)	8	(39)

Total	(47)	(270)	(317)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(47)	(270)	(317)

1
The exceptional item reflects the impairment of tax losses originally expected to be recoverable against taxable profits from the Group’s Potash assets. The impairment is included in Discontinued operations as the entity with the losses transferred to Woodside and therefore the losses are no longer available to the Group.

Summary of Net Gain Loss on Merger
Details of the net gain on Petroleum merger with Woodside is presented below:

2022
US$M
Net assets disposed	10,172

Fair value of Woodside shares 1	19,566
Net cash completion payment on merger of Petroleum with Woodside 2	(683)
Foreign currency translation reserve transferred to the income statement	54
Other provisions and related indemnities recognised at completion	(353)
Transaction and other directly attributable costs	(245)
Income tax expense	(8)

Net gain on Petroleum merger with Woodside	8,159

1
Represents the consideration received being the fair value of 914,768,948 Woodside ordinary shares received using the closing ASX share price of A$29.76 on 31 May 2022 (US$21.39 equivalent based on an exchange rate of AUD/USD 0.7187).

2
Reflects the net cash flows generated by BHP Petroleum between 1 July 2021 and Completion Date adjusted for dividends Woodside would have paid on the newly issued Woodside ordinary shares, had the Merger completed on 1 July 2021.